As filed with the Securities and Exchange Commission on February 13, 2009

Securities Act File No. 033-73140

Investment Company Act File No. 811-8220

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 39	☒
(Check appropriate box or boxes)

ING VARIABLE PRODUCTS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on February 20, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A for ING Variable Products Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 36 from February 17, 2009 to February 20, 2009 for the Registrant’s Service 2 Class shares. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 36 which was filed with the Securities and Exchange Commission on December 19, 2008.

PART C

OTHER INFORMATION

ING VARIABLE PRODUCTS TRUST

ITEM 23. EXHIBITS

(a)	(1)	Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(2)

Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 1997 and incorporated herein by reference.

(3)

Certificate of Establishment and Designation dated April 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 16, 1997 and incorporated herein by reference.

(4)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(5)

Certificate of Amendment of Declaration of Trust and Redesignation of Series — Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(6)

Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(7)

Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(8)

Certificate of Establishment and Designation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(9)

Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(10)

Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

(11)

Abolition of Series of Shares of Beneficial Interests dated December 17, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(12)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(13)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(14)

ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003 and incorporated herein by reference.

(15)

Establishment and Declaration of Series — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(16)

Certificate of Amendment of Declaration of Trust dated June 17, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(17)

Establishment and Designation of Series dated July 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(18)

Certificate of Amendment of Declaration of Trust dated June 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(19)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(20)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(21)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(22)

Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(23)

Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(24)

Establishment and Designation of Series and Classes dated November 11, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(25)

Certificate of Amendment of Declaration of Trust dated February 21, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(26)

Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(27)

Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(28)

Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(29)

Abolition of Series of Shares of Beneficial Interest (ING VP International and ING VP International SmallCap Growth Portfolios) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(30)

Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(31)

Establishment and Designation of Classes (Adviser Class of shares) dated April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(32)

Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(33)

Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(34)

Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(35)	Plan of Liquidation and Dissolution of Series — ING VP Financial Services Portfolio — Filed as an exhibit to Post-Effective Amendment No. 35 to the

		Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(36)

Abolition of Series of Beneficial Interest (ING VP Financial Services Portfolio) dated September 11, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(37)

Abolition of Series of Beneficial Interest (ING VP High Yield Portfolio and ING VP Real Estate Portfolio) dated September 11, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(b)	(1)	By-laws - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

		(i)

Amendment to the By-laws of Pilgrim Variable Products Trust effective July 26, 2000 — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(c)	N/A

(d)	(1)

Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)

First Amendment, effective as of September 2, 2004, to the Amended and Restated Investment Advisory Agreement — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

		(ii)

Second Amendment to the Amended and Restated Investment Advisory Agreement dated April 30, 2001, between ING Variable Products Trust and ING Investments, LLC, effective as of December 15, 2006— to be filed by subsequent Post-Effective Amendment.

		(iii)

Amended and Restated Schedule A, effective April 28, 2008, to the Amended and Restated Investment Advisory Agreement— Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s egistration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(2)

Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(i)

First Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(ii)

Second Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(iii)

Third Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iv)

Fourth Amendment to the Sub-Advisory Agreement, effective September 15, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(v)

Amended Schedule A, effective January 1, 2008, to the Sub-Advisory Agreement between ING Investments, LLC (ING Pilgrim Investments, LLC) and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(3)

Sub-Advisory Agreement with ING Clarion Real Estate Securities dated May 3, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

First Amendment to the Sub- Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. effective as of December 15, 2006 — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)

Schedule A with respect to the Sub-Advisory Agreement between ING Investments and Clarion CRA Securities, L.P. — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(4)

Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)

Amended Schedule A effective April 28, 2006 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(ii)

Side letter agreement dated April 28, 2008 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(e)	(1)

Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)

Amended and Restated Schedule of Portfolios (dated August 2004) to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, LLC— Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on

		Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(2)

Substitution Agreement dated October 8, 2002 by and between ING Variable Products Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(f)	N/A

(g)	(1)

Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)

Amended Exhibit A, effective October 22, 2008, to the Custody Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(2)

Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)

Amended Exhibit A, effective October 22, 2008, to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

		(ii)

Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) dated as of June 4, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(3)

Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)

Amended Exhibit A, effective September 16, 2008, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation (formerly The Bank of New York) — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(h)	(1)

Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)

Amendment to the Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. effective as of November 2, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

		(ii)

Amended and Restated Schedule A (dated October 2008) to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(2)

Agency Agreement with DST Systems, Inc. dated November 30, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

		(i)

Amended and Restated Exhibit A, effective September 15, 2008, to the Agency Agreement with DST Systems, Inc.— Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(3)

Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective October 22, 2008, to the Fund Accounting Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) — Filed as an exhibit to

Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(4)

Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(5)

Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(6)

Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(7)

Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on

Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(8)

Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(9)

Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(10)

Participation Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(11)

Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(12)

Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(13)

Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(14)

Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed November 15, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(15)

Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration

Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)

Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed September 22, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(16)

Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.— Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(17)

Participation Agreement between Massachusetts Mutual Company and ING Variable Products Trust effective April 26, 2006- Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)

Amendment dated April 13, 2008 to Participation Agreement between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(18)

Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)

Amended Schedule A with Respect to the Allocation Agreement (Blanket Bond) dated May 2007 —Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

	(19)

Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

		(i)

Amended Schedule A with Respect to the Allocation Agreement (Directors and Officers Liability) dated May 2007 — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(i)	(1)

Legal Opinion of Dechert with respect to the Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, and Pilgrim VP MidCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2000 and incorporated herein by reference.

	(2)

Legal Opinion of Dechert with respect to the Pilgrim VP Growth and Income, Pilgrim VP Financial Services, Pilgrim VP Convertible, Pilgrim VP Worldwide Growth, Pilgrim VP International, Pilgrim VP International SmallCap Growth, Pilgrim VP Emerging Countries and Pilgrim VP LargeCap Growth Portfolios - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

	(3)

Legal Opinion and Consent of Dechert LLP with respect to Adviser Class shares of ING VP High Yield Bond, ING VP International Value, ING VP LargeCap Growth and ING MidCap Opportunities Portfolios and Class I shares of ING VP LargeCap Growth Portfolio as to the legality of securities being registered — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

	(4)

Legal Opinion of Dechert LLP with respect to Adviser Class shares of ING VP SmallCap Opportunities Portfolio as to the legality of securities being registered — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(5)	Legal Opinion of Dechert LLP with respect to Service 2 Class shares of the Registrant as to the legality of securities being registered — To be filed by subsequent Post-Effective Amendment.

(j)	(1)		Consent of Dechert LLP — To be filed by subsequent Post-Effective Amendment.

	(2)		Consent of KPMG LLP — To be filed by subsequent Post-Effective Amendment.

(k)	N/A

(l)	N/A

(m)	(1)

Shareholder Services Plan (Class S Shares) approved on August 7, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

		(i)

Amended and Restated Schedule of Portfolios (dated October, 2008) to the Shareholder Services Plan (Class S Shares) — as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

		(ii)

Waiver letter for Reduction of Fee Payable under Shareholder Services Plan (Class S shares) — as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

	(2)

Shareholder Service and Distribution Plan approved on January 6, 2005 (Adviser Class Shares)— Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

		(i)

Amended Schedule A (dated October 2008) to Shareholder Service and Distribution Plan - as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(n)	(1)

Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan for Pilgrim Variable Products Trust dated January 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(o)	N/A

(p)	(1)

ING Funds and Advisers Code of Ethics effective as of June 1, 2004, amended on January 3, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2005 and incorporated herein by reference.

(2)

ING Investment Management, Co. Code of Ethics dated August 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(3)

ING Clarion Real Estate Securities Code of Ethics dated October 23, 2006 — Filed as an Exhibit to Post Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Variable Products Trust is a Massachusetts business trust for which separate financial statements are filed. As of [    ], no affiliated insurance companies owned any of outstanding Service 2 Class shares for the Registrant.  As of [   ], no affiliated insurance companies owned more the 25% of the Registrant’s outstanding voting securities of the Registrant other than as listed below:

% of Portfolio
ILIAC

IUALIC

ILIAC and IUALIC are an indirect wholly-owned subsidiaries of ING Groep N.V.

ITEM 25. INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(a) by the court or other body approving the settlement or other disposition; or

(b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Information as to the directors and officers of ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Investment Management Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Clarion Real Estate Securities L.P., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Clarion Real Estate Securities L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-49083) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Portfolios, Inc.; ING Funds Trust; ING Equity Trust; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Separate Portfolios Trust; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of ING Funds Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The Bank of New York Mellon Corporation at 100 Church Street, 10th Floor, New York, NY 10286 maintains records as Custodian and Fund Accounting Agent for the Registrant.

Examples of records maintained by The Bank of New York Mellon Corporation include:

(i) Receipts and delivery of securities including certificate numbers;

(ii) Receipts and disbursement of cash;

(iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

(iv) Shareholder Records

All other records required by item 30(a) are maintained at the office of the Administrator, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 and the offices of the Sub-Advisers.

The addresses of the Sub-Advisers are as follows:

ING Investment Management Co., 230 Park Avenue, New York, NY 10169; and ING Clarion Real Estate Securities L.P., 201 King of Prussia Road, Suite 600, Radnor, PA 19087

ITEM 29. MANAGEMENT SERVICES

N/A

ITEM 30. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 38 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and had duly caused this Post-Effective Amendment 38 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 13th day of February, 2009.

ING VARIABLE PRODUCTS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

                                                Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	February 13, 2009

John V. Boyer*	Trustee	February 13, 2009

Patricia W. Chadwick*	Trustee	February 13, 2009

J. Michael Earley*	Trustee	February 13, 2009

Patrick W. Kenny*	Trustee	February 13, 2009

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	February 13, 2009

Sheryl K. Pressler*	Trustee	February 13, 2009

Colleen D. Baldwin*	Trustee	February 13, 2009

Peter S. Drotch*	Trustee	February 13, 2009

Roger B. Vincent*	Chairman and Trustee	February 13, 2009

Robert W. Crispin*	Interested Trustee	February 13, 2009

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form.N-1A filed on February 8, 2008 and are incorporated herein by reference.

EXHIBIT INDEX LIST

ING VARIABLE PRODUCTS TRUST

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
None